CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (105,305)	$ (66,667)
Gain on sale of discontinued operations		(1,077)
Net loss from continuing operations	(105,305)	(67,744)
Adjustments to reconcile net loss from continuing operations to net cash and restricted cash used in operating activities from continuing operations:
Loss on issuance of Series D redeemable convertible preferred stock	8,522	26,635
Loss on extinguishment of related-party note payable		6,651
Abandoned initial public offering costs		4,705
Tax benefit		(615)
Change in fair value of Series D 2X liquidation preference	61,175	543
Stock-based compensation	861	1,431
Depreciation and amortization	244	92
Deferred rent	(30)	(17)
Changes in operating assets and liabilities from continuing operations:
Prepaid and other assets	145	(153)
Accounts payable	7,052	105
Accrued expenses and other liabilities	7,319	3,321
Accrued compensation	775	629
Net cash and restricted cash used in operating activities from continuing operations	(19,242)	(24,417)
Cash flows from investing activities from continuing operations:
Purchases of property and equipment	(6)	(498)
Proceeds from sale of Softcup line of business	250
Net cash and restricted cash provided by (used in) investing activities from continuing operations	244	(498)
Cash flows from financing activities from continuing operations:
Payments on advances from related parties, including note payable		(4,787)
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs	9,925	24,814
Cash paid for offering costs	(713)	(1,966)
Net cash and restricted cash provided by financing activities from continuing operations	9,212	18,061
Net cash and restricted cash used in continuing operations	(9,786)	(6,854)
Net cash and restricted cash provided by discontinued operating activities		619
Net cash and restricted cash provided by discontinued investing activities		600
Net change in cash and restricted cash	(9,786)	(5,635)
Cash and restricted cash, beginning of period	11,487	17,122
Cash and restricted cash, end of period	1,701	11,487
Supplemental cash flow information:
Cash paid for interest	15	73
Cash paid for taxes	3	2
Supplemental disclosure of noncash investing and financing activities:
Tenant improvement allowances paid by landlord		162
Conversion of related-party note payable into Series D redeemable convertible preferred stock		5,000
Forgiveness of note payable by related-party		5,000
Issuance of restricted stock awards		5
Deferred offering costs included in accounts payable and accrued expenses	137	850
Issuance of Series D 2X liquidation preference	$ 10,665	$ 7,487